Warrant Liability - Warrant Liability (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of Business Combination, Beginning Balance	$ 26,936	$ 0
Change in fair value of warrant liability (Note 13)	(22,595)	22,595	$ 0	$ 0
Fair value as of Business Combination, Ending Balance	4,341	4,341	$ 0
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of Business Combination, Beginning Balance	8,099
Change in fair value of warrant liability (Note 13)	(6,794)
Fair value as of Business Combination, Ending Balance	1,305	1,305
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of Business Combination, Beginning Balance	18,837
Change in fair value of warrant liability (Note 13)	(15,801)
Fair value as of Business Combination, Ending Balance	$ 3,036	$ 3,036